Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,844	$ 1,452	$ 648
Unbilled receivables		4	304
Interest receivable	61	206	83
Total prepaid expenses and other current assets	$ 1,905	$ 1,662	$ 1,035